Share Capital, Other Equity Instruments and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital

	As at 31 December 2019		As at 31 December 2018
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2019, the Company’s share capital was as follows:

		As at 31 December 2019
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941
Including: domestic listed	1,500,000,000	1,500
overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.
(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Summary of Other Equity Instruments Basic Information
(a)	Basic information

	As at 31 December 2018 RMB million	Increase RMB million	Decrease RMB million	As at 31 December 2019 RMB million
Core Tier 2 Capital Securities	7,791	—	—	7,791

Total	7,791	—	—	7,791

Summary of Equity Attributable to Equity Holders
(b)	Equity attributable to equity holders

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Equity attributable to equity holders of the Company	403,764	318,371
Equity attributable to ordinary equity holders of the Company	395,973	310,580
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	5,578	4,919
Equity attributable to ordinary equity holders of non-controlling interests	5,578	4,919

Summary of Reserves

	Share premium RMB million	Other reserves RMB million	Unrealised gains/ (losses) from available- for-sale securities RMB million	Other comprehensive income reclassifiable to profit or loss under the equity method RMB million	Statutory reserve fund RMB million	Discretionary reserve fund RMB million	General reserve RMB million	Exchange differences on translating foreign operations RMB million	Other comprehensive income non- reclassifiable to profit or loss under the equity method RMB million	Total RMB million
					(a)	(b)	(c)
As at 1 January 2017	53,860	1,146	5,100	(738)	30,166	28,225	27,241	7	—	145,007
Other comprehensive income for the year	—	—	(7,086)	21	—	—	—	(847)	—	(7,912)
Appropriation to reserves	—	—	—	—	3,218	1,927	3,300	—	—	8,445
Others	—	135	—	—	—	—	—	—	—	135

As at 31 December 201 7	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	—	145,675

As at 1 January 2018	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	—	145,675
Other comprehensive income for the year	—	—	(3,426)	770	—	—	—	586	—	(2,070)
Appropriation to reserves	—	—	—	—	1,275	3,218	1,392	—	—	5,885
Others	—	(197)	—	—	—	—	—	—	—	(197)

As at 31 December 2018	53,860	1,084	(5,412)	53	34,659	33,370	31,933	(254)	—	149,293

Effect of associates’ adoption of new accounting standards (Note 9)	—	—	—	16	—	—	—	—	—	16
As at 1 January 2019	53,860	1,084	(5,412)	69	34,659	33,370	31,933	(254)	—	149,309
Other comprehensive income for the year	—	—	34,006	687	—	—	—	230	(76)	34,847
Appropriation to reserves	—	—	—	—	5,857	1,275	5,955	—	—	13,087
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	(86)	(86)
Others	—	64	—	—	—	—	—	—	—	64

As at 31 December 2019	53,860	1,148	28,594	756	40,516	34,645	37,888	(24)	(162)	197,221

(a)
Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB5,857 million for the year ended 31 December 2019 (2018: RMB1,275 million, 2017: RMB3,218 million).

(b)
Approved at the Annual General Meeting in May 2019, the Company appropriated RMB1,275 million to the discretionary reserve fund for the year ended 31 December 2018 based on net profit under CAS (2018: RMB3,218 million, 2017: RMB1,927 million).

(c)
Pursuant to “
Financial Standards of Financial Enterprises - Implementation Guide
” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2019, the Company appropriated 10% of net profit under CAS which amounted to RMB5,857 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2018: RMB1,275 million, 2017: RMB3,218 million). In addition, pursuant to the CAS, the Group appropriated RMB98 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2018: RMB117 million, 2017: RMB82 million).